SHARE OPTION RESERVE (Tables)	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
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	Years Ended March 31,
	2025		2024

Balance, beginning of year	$23,841		$21,204
Share-based compensation expense	321	(1)	2,637
Correction of prior period overstated share-based compensation expense	(632	)(2)	-
Balance, end of year	$23,530		$23,841

Schedule of share options issued and outstanding

	Years Ended March 31,
	2025	2024
Balance, beginning of period	90,281	98,171
Granted	160,000	—
Expired or forfeited	(25,164)	(7,890)
Balance, end of period	225,117	90,281
Exercisable, end of period	102,855	57,306
Available for future awards	17,516	34,827

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Year Ended March 31, 2025
Grant Price	$4.45
Expected life (in years)	5.75
Risk-free interest rates	4.14%
Volatility	135.80%
Dividend yield	—%

Disclosure of number and weighted average remaining contractual life of outstanding share options [text block]

	As of March 31,
	2025	2024
Weighted average exercise price	$62.51	$203.60
Weighted average remaining contractual life (in years)	9.10	7.86

Schedule of Share options granted and outstanding

Grant Date	Expiration Date	Exercise Price $	Share Options as of March 31, 2025
January 13, 2021	January 13, 2031	355.00	25,650
January 19, 2022	January 19, 2032	204.40	12,820
February 15, 2022	February 15, 2032	171.80	690
June 8, 2022	June 8, 2032	220.00	-
July 27, 2022	July 27, 2032	201.20	-
March 30, 2023	March 30, 2033	58.40	25,957
March 7, 2025	March 7, 2035	4.45	160,000
Total			225,117

The vested options can be exercised at any time in accordance with the applicable option agreement. The exercise price was greater than the market price for all options outstanding as of March 31, 2025 and 2024, except for 40,000 vested options and 120,000 unvested options as of March 31, 2025.

During Fiscal 2025, the Company recorded approximately $0.3 million of share-based compensation, which reflects an additional $0.3 million in share-based compensation expense for the accelerated vesting of certain employee share options offset by $0.6 million reversal of share-based compensation for unvested share options forfeited during the year. The Company recorded approximately $2.6 million and $4.3 million of share-based compensation expense in the years ended March 31, 2024 and 2023, respectively.